RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
General and administrative expense	$ 83,186	$ 74,964	$ 72,454
Related Party [Member]
Related Party Transaction [Line Items]
Long-term investment	41	40
General and administrative expense	$ 1,118	$ 804	$ 780